Related Party Balances and Transactions (Details) - Schedule of loan payable to a related party		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Balances and Transactions (Details) - Schedule of loan payable to a related party [Line Items]
Loan payable to a related party				¥ 1,612,000
Shenzhen Quanjieyuan Enterprise Management Consulting Partnership (Limited Partnership) [Member]
Related Party Balances and Transactions (Details) - Schedule of loan payable to a related party [Line Items]
Relationship	[1]	Controlled by Xiaogang Geng & Xiaohua Jia
Nature	[1]	Loan (a)
Loan payable to a related party	[1]			1,000,000
Minfang Cheng [Member]
Related Party Balances and Transactions (Details) - Schedule of loan payable to a related party [Line Items]
Relationship	[2]	Executive of the Group
Nature	[2]	Loan and related interests (b)
Loan payable to a related party	[2]			¥ 612,000

[1]	For the year ended December 31, 2021, Jayud borrowed a total amount RMB1,500,000 from Shenzhen Quanjieyuan Enterprise Management Consulting Partnership (Limited Partnership) without interest for a half year and repaid RMB500,000. For the year ended December 31, 2022, the Company borrowed another RMB 500,000 in FY2022 and fully repaid RMB 1,500,000
[2]	On August 28, 2021, Jayud borrowed a short-term loan from Minfang Cheng of RMB600,000 with an interest rate of 6% for a half year. Jayud recorded an interest expense of RMB12,000 and RMB6,000(US$861) for the loan for the year ended December 31, 2021 and 2022, respectively. The total amount of RMB618,000 (US$88,734) was repaid on March 8, 2022.